Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows the past five fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (CAP) to our named executive officers, our total shareholder return, our peer group’s total shareholder return over the same period, our net income, and our operating profit as it is defined for our Executive Bonus Plan.
Fiscal Year 2024 Pay versus Performance Table

Year	Summary compensation table total for CEO (1) ($)	Compensation actually paid to CEO (3) ($)	Average summary compensation table total for other NEOs (2) ($)	Average compensation actually paid to other NEOs (3) ($)	Total shareholder return (4) ($)	Peer group total shareholder return (4) ($)	Net income (in thousands) ($)	Operating Profit(5) (in thousands) ($)
2024	3,088,406	2,538,195	1,490,441	1,326,598	121.16	126.04	462,413	599,000
2023	3,195,097	3,276,771	1,379,383	1,653,526	122.96	128.28	388,864	493,000
2022	2,090,768	2,185,637	1,157,780	1,210,032	68.64	111.65	279,538	363,000
2021	2,469,929	2,017,197	1,280,518	1,089,491	73.56	148.60	190,908	266,000
2020	3,149,426	1,847,089	1,452,162	905,376	83.52	116.33	270,568	319,000

(1)	The amounts in this column reflect the summary compensation table totals for Mr. Gottwald for fiscal years 2024, 2023, 2022, 2021 and 2020.
(2)
The amounts in this column reflect the average summary compensation totals for our non-CEO
NEOs. For 2024 and 2023 this includes Messrs. Paliotti, Hazelgrove, Jewett and Skrobacz, for 2022 and 2021 this includes Mrs. Regina A. Harm and Messrs. Paliotti, Hazelgrove and Jewett. For 2020, this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and M. Rudolph West.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2024	CEO	3,088,406	634,465	115,003	360,690	329,941	2,538,195
	Other NEOs	1,490,441	174,974	51,292	291,242	251,081	1,326,598

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table.
(b)
The total pension value adjustments include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2024	CEO	115,003	0	115,003
	Other NEOs	51,292	0	51,292

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table.
(d)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the stated year;

(ii)
the amount of change in fair value as of the end of the stated year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the stated year;

(iii)	for awards that are granted and vest in the same year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the stated year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the stated year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the stated year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the stated year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2024	CEO	301,160	(51,444)	0	45,850	0	34,376	329,941
	Other NEOs	243,173	(28,593)	0	16,595	0	19,906	251,081

(4)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100. The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index
(5)
The 2024 operating profit of approximately $599 million is based on our 2024 operating profit (calculated in accordance with GAAP) of $590 million, excluding a charge of $9 million for the bonus expense. The 2023 operating profit of approximately $493 million is based on our 2023 operating profit (calculated in accordance with GAAP) of $483 million, excluding a charge of $10 million for the bonus expense. The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with GAAP) of $258 million, excluding a charge of $8 million for the bonus expense. The 2020 operating profit of approximately $319 million is based on our 2020 operating profit (calculated in accordance with GAAP) of $312 million, excluding a charge of $7 million for the bonus expense.

Company Selected Measure Name	operating profit
Named Executive Officers, Footnote	The amounts in this column reflect the average summary compensation totals for our non-CEO
	NEOs. For 2024 and 2023 this includes Messrs. Paliotti, Hazelgrove, Jewett and Skrobacz, for 2022 and 2021 this includes Mrs. Regina A. Harm and Messrs. Paliotti, Hazelgrove and Jewett. For 2020, this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and M. Rudolph West.
Peer Group Issuers, Footnote	The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index
PEO Total Compensation Amount	$ 3,088,406	$ 3,195,097	$ 2,090,768	$ 2,469,929	$ 3,149,426
PEO Actually Paid Compensation Amount	$ 2,538,195	3,276,771	2,185,637	2,017,197	1,847,089
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2024	CEO	3,088,406	634,465	115,003	360,690	329,941	2,538,195
	Other NEOs	1,490,441	174,974	51,292	291,242	251,081	1,326,598

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table.
(b)
The total pension value adjustments include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2024	CEO	115,003	0	115,003
	Other NEOs	51,292	0	51,292

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table.
(d)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the stated year;

(ii)
the amount of change in fair value as of the end of the stated year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the stated year;

(iii)	for awards that are granted and vest in the same year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the stated year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the stated year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the stated year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the stated year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2024	CEO	301,160	(51,444)	0	45,850	0	34,376	329,941
	Other NEOs	243,173	(28,593)	0	16,595	0	19,906	251,081

Non-PEO NEO Average Total Compensation Amount	$ 1,490,441	1,379,383	1,157,780	1,280,518	1,452,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,326,598	1,653,526	1,210,032	1,089,491	905,376
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2024	CEO	3,088,406	634,465	115,003	360,690	329,941	2,538,195
	Other NEOs	1,490,441	174,974	51,292	291,242	251,081	1,326,598

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table.
(b)
The total pension value adjustments include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2024	CEO	115,003	0	115,003
	Other NEOs	51,292	0	51,292

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table.
(d)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the stated year;

(ii)
the amount of change in fair value as of the end of the stated year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the stated year;

(iii)	for awards that are granted and vest in the same year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the stated year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the stated year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the stated year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the stated year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2024	CEO	301,160	(51,444)	0	45,850	0	34,376	329,941
	Other NEOs	243,173	(28,593)	0	16,595	0	19,906	251,081

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Operating Profit
Total Shareholder Return Vs Peer Group	CAP versus TSR
Tabular List, Table
Company Financial Performance Measures
The items listed below represent the most important metrics we used to determine CAP for fiscal year 2024 as further described in our Compensation Discussion and Analysis on page 15.

Most Important Performance Measures

Operating Profit

Net Income

EPS

Total Shareholder Return Amount	$ 121.16	122.96	68.64	73.56	83.52
Peer Group Total Shareholder Return Amount	126.04	128.28	111.65	148.6	116.33
Net Income (Loss)	$ 462,413,000	$ 388,864,000	$ 279,538,000	$ 190,908,000	$ 270,568,000
Company Selected Measure Amount	599,000,000	493,000,000	363,000,000	266,000,000	319,000,000
PEO Name	Mr. Gottwald
Operating Profit	$ 599,000,000	$ 493,000,000	$ 363,000,000	$ 266,000,000	$ 319,000,000
Bonus Expense	$ 9,000,000	10,000,000	8,000,000	8,000,000	7,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Profit
Non-GAAP Measure Description
(5)
The 2024 operating profit of approximately $599 million is based on our 2024 operating profit (calculated in accordance with GAAP) of $590 million, excluding a charge of $9 million for the bonus expense. The 2023 operating profit of approximately $493 million is based on our 2023 operating profit (calculated in accordance with GAAP) of $483 million, excluding a charge of $10 million for the bonus expense. The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with GAAP) of $258 million, excluding a charge of $8 million for the bonus expense. The 2020 operating profit of approximately $319 million is based on our 2020 operating profit (calculated in accordance with GAAP) of $312 million, excluding a charge of $7 million for the bonus expense.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	EPS
GAAP [Member]
Pay vs Performance Disclosure
Operating Profit	$ 590,000,000	$ 483,000,000	$ 355,000,000	$ 258,000,000	$ 312,000,000
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Pension	115,003
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Pension	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,941
Equity Awards	329,941
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	301,160
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	(51,444)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	45,850
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Equity Awards	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Equity Awards	34,376
PEO | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(634,465)
PEO | Pension Benefit Adjustments[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,003
PEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,690)
PEO | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Pension	115,003
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Pension	51,292
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Pension	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,081
Equity Awards	251,081
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	243,173
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	(28,593)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	16,595
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Equity Awards	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Equity Awards	19,906
Non-PEO NEO | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,974)
Non-PEO NEO | Pension Benefit Adjustments[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,292
Non-PEO NEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(291,242)
Non-PEO NEO | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Pension	$ 51,292